Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Ordinary shares Class A	Ordinary shares Class B	Treasury Stock	Paid-in Capital	Reserve Capital	Retained Earning	Accumulated Other Comprehensive Income (Loss)	Total Epsium Stockholder’s Equity	Non- controlling Interest	Total
Balance at Dec. 31, 2022	$ 240			$ 323,230	$ 1,550	$ 3,788,797	$ (8,924)	$ 4,104,893	$ 40,584	$ 4,145,477
Balance (in Shares) at Dec. 31, 2022	12,000,534
Imputed interest expense				5,011				5,011	34	5,045
Foreign currency translation gain (loss)							2,914	2,914		2,914
Net income (loss)						3,674,469		3,674,469	43,771	3,718,240
Balance at Dec. 31, 2023	$ 240			328,241	1,550	7,463,266	(6,010)	7,787,287	84,389	7,871,676
Balance (in Shares) at Dec. 31, 2023	12,000,534
Foreign currency translation gain (loss)							50,810	50,810		50,810
Net income (loss)						274,857		274,857	9,837	284,694
Balance at Dec. 31, 2024	$ 240			328,241	1,550	7,738,123	44,800	8,112,954	94,226	8,207,180
Balance (in Shares) at Dec. 31, 2024	12,000,534
Share issuance for cash	$ 29			5,103,062				5,103,091		5,103,091
Share issuance for cash (in Shares)	1,437,500
Share repurchase			(300,000)					(300,000)		(300,000)
Repurchase Class A ordinary shares from Son I Tam and the simultaneous issuance Class B ordinary shares to him	$ (216)	$ 216
Repurchase Class A ordinary shares from Son I Tam and the simultaneous issuance Class B ordinary shares to him (in Shares)	(10,800,000)	10,800,000
Conversion of Class B ordinary shares to Class A ordinary shares	$ 1	$ (1)
Conversion of Class B ordinary shares to Class A ordinary shares (in Shares)	26,000	(26,000)
Acquisition of non-controlling interest				95,492				95,492	(95,492)
Foreign currency translation gain (loss)							(35,315)	(35,315)		(35,315)
Net income (loss)						(1,497,607)		(1,497,607)	1,266	(1,496,341)
Balance at Dec. 31, 2025	$ 54	$ 215	$ (300,000)	$ 5,526,795	$ 1,550	$ 6,240,516	$ 9,485	$ 11,478,615		$ 11,478,615
Balance (in Shares) at Dec. 31, 2025	2,664,034	10,774,000